Organization and Basis of Presentation (Details)		3 Months Ended	12 Months Ended
	Jul. 05, 2023 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares		Jan. 04, 2024 $ / shares	Dec. 28, 2023 $ / shares	Aug. 14, 2023 USD ($)	Dec. 31, 2022 $ / shares [1]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	106,782,187
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	[1]		$ 0.0001		$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	[1]				$ 0.0001
Novint Technologies Inc [Member]
Organization and Basis of Presentation [Line Items]
Net liabilities (in Dollars) | $							$ 793,497
Private Dror [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares converted	235,089
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Private Dror [Member] | Novint Technologies Inc [Member]
Organization and Basis of Presentation [Line Items]
Ownership percentage	56.10%
Series A Preferred Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares converted	2,886,364
Conversion of stock, shares issued	7,576,999
Series A Preferred Stock [Member] | Private Dror [Member]
Organization and Basis of Presentation [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	186,363,631
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Conversion of stock exchange ratio		3,677.27
Conversion of stock exchange ratio			3677.27%
Additional Paid-in Capital [Member]
Organization and Basis of Presentation [Line Items]
Net liabilities (in Dollars) | $		$ 15,039,168					$ 13,730,705
Private Dror [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares converted	235,089
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	186,363,631
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Private Placement [Member]
Organization and Basis of Presentation [Line Items]
Conversion of stock, shares issued	5,225,000

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1